MINERAL PROPERTIES (Narrative) (Details) - USD ($)		1 Months Ended		12 Months Ended					33 Months Ended	93 Months Ended
	Mar. 03, 2019	Jul. 31, 2020	Sep. 17, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2021	Dec. 03, 2019	Aug. 22, 2019
MacArthur, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, ownership interest				100.00%						100.00%
Purchase of exploration and evaluation assets				$ 2,200,000
Net smelter return royalty				2.00%						2.00%
Potential net smelter return royalty in exchange for consideration				1.00%						1.00%
Consideration required for decreased net smelter return royalty				$ 1,000,000						$ 1,000,000
Yerington, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, ownership interest				100.00%						100.00%
Purchase of exploration and evaluation assets				$ 500,000
Purchase of exploration and evaluation assets, shares				250,000
Net smelter return royalty				2.00%						2.00%
Net smelter return royalty cap				$ 7,500,000						$ 7,500,000
Sales price of certain water rights	$ 6,020,000		$ 6,260,000
Proceeds from sale of certain water rights		$ 1,868,117			$ 5,685,000	$ 313,000
Bear, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, option interest				100.00%						100.00%
Purchase of exploration and evaluation assets				$ 193,000		$ 688,000	$ 895,258	$ 1,363,258	$ 1,458,774	$ 4,836,290
Option agreement, obligated cash payments				$ 5,423,290						$ 5,423,290
Bear, Nevada [Member] | Subsequent event [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Option agreement, obligated cash payments											$ 50,000	$ 201,000	$ 193,000	$ 193,000
Wassuk, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, option interest				100.00%						100.00%
Purchase of exploration and evaluation assets				$ 1,155,000
Net smelter return royalty				3.00%						3.00%
Potential net smelter return royalty in exchange for consideration				2.00%						2.00%
Consideration required for decreased net smelter return royalty				$ 1,500,000						$ 1,500,000
Option agreement, obligated cash payments				1,405,000						1,405,000
Option agreement, obligated work commitment				50,000						50,000
Work commitment incurred				$ 0						$ 0
Wassuk, Nevada [Member] | Subsequent event [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Option agreement, obligated cash payments															$ 250,000
Groundhog, Alaska [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, option interest				90.00%						90.00%
Purchase of exploration and evaluation assets				$ 2,522,000
Option agreement, obligated cash payments				3,000,000						$ 3,000,000
Option agreement, obligated exploration expenditure				500,000						500,000
Option agreement, obligated exploration expenditure, over five years				5,000,000						$ 5,000,000
Butte Valley [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, option interest																100.00%	100.00%
Purchase of exploration and evaluation assets				$ 80,000	$ 20,000
Net smelter return royalty																2.00%	2.50%
Potential net smelter return royalty in exchange for consideration																1.00%	1.00%
Consideration required for decreased net smelter return royalty																$ 10,000,000	$ 1,000,000
Option agreement, obligated exploration expenditure, over five years																$ 250,000	$ 600,000
Additional potential net smelter return royalty in exchange for additional consideration																	0.50%
Additional consideration for additional potential net smelter return royalty																	$ 5,000,000
Butte Valley [Member] | Subsequent event [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Option agreement, obligated cash payments											$ 250,000	$ 250,000	$ 150,000	$ 100,000